Common Stock Options Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Number of Shares
Options outstanding, Beginning Balance	627,419
Options granted
Options exercised
Options forfeited	(140,105)
Options expired
Options outstanding, Ending Balance	487,314
Exercisable at end of period	287,988
Unvested at end of period	199,326
Weighted Average Price Per Share
Options outstanding, Beginning Balance
Options granted	$ 10.75
Options exercised
Options forfeited	$ 10.75
Options expired
Options outstanding, Ending Balance	$ 10.75
Exercisable at end of period	$ 10.74
Unvested at end of period	$ 10.75
Weighted Average Remaining Contractual Term
Options granted	6 years 1 month 10 days
Options outstanding, end of period	5 years 1 month 10 days
Exercisable at end of period	5 years 1 month 10 days
Unvested at end of period	5 years 1 month 10 days
Aggregate Intrinsic Value
Options outstanding,Beginning Balance
Options granted
Options exercised
Options forfeited
Options expired
Options outstanding, Ending Balance
Exercisable at end of period
Unvested at end of period